Taxation - Schedule of Unrecognized Tax Benefits (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)
Income Tax Disclosure [Abstract]
Beginning balance	¥ 22,003	$ 3,169	¥ 17,274
Additions based on tax positions related to current year	0	0	4,729
Decreases based on tax positions related to prior years	(101)	(15)	0
Ending balance	¥ 21,902	$ 3,154	¥ 22,003